Investment Risks - Alps Equal Sector Weight ETF	Jun. 01, 2026
Investment Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
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Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates, recessions, supply chain disruptions, or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or man-made events, country instability, and infectious disease epidemics or pandemics.

Non-Correlation Risk
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Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Large Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.
Geographic Concentration Risk [Member]
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Geographic Concentration Risk. To the extent the Fund is significantly comprised of securities of issuers from a single country, such as the United States, the Fund would be more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Issuer-Specific Risk
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Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the “NYSE Arca”). ALPS Advisors, Inc. (“Adviser”) cannot predict whether the Shares will trade below, at or above their NAV. To the extent securities held by the Fund trade in a market that is closed when the exchange on which the Fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations may in turn lead to wider bid-ask spreads or premiums/discounts for Fund shares with the result that investors may receive less than the underlying value of the Fund shares when they sell their Fund shares or pay more than the underlying value of the Fund shares when they purchase their Fund shares.

Index Management Risk
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Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk Lose Money [Member]
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Risk [Text Block]	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose all or part of your money.